Note 9 - Income Taxes - Difference Between Financial Statement Tax Expense and Amount Computer by Applying Statutory Federal Tax Rate to Income Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statutory Federal Income Taxes	$ 4,283,394	$ 4,134,570	$ 3,671,971
Tax-Exempt Interest	(109,759)	(83,903)	(74,138)
Premiums on Officers’ Life Insurance	(182,532)	(232,988)	(186,712)
Meal and Entertainment Disallowance	16,813	21,600	14,044
Other	(156,583)	(51,476)	(156,878)
Actual Federal Income Taxes	$ 3,851,333	$ 3,787,803	$ 3,268,287